Commitments and Contingencies (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Commitments and Contingencies (Details) [Line Items]
Grants intended costs, description	The grant was intended to cover up to 50% from the costs of the office establishment, logistics expenses and hiring employees and consultants in India and China, based on the approved budget for the plan over a period of three years.
Marketing grants received amount	$ 668
Royalties rate, description	S Bi-National Industrial Research and Development Foundation (“BIRD-F”), the Company is required to pay royalties at a rate of 5% of sales of products developed with funds provided by the BIRD-F, up to an amount equal to 150% of the BIRD-F’s grant, linked to the United States CPI relating to such products.
Bank guarantee, description	As of December 31, 2021, the Company issued a bank guarantee to the Israeli Customs Authority that amounted to $40, which will expire on April 30, 2022.
Israel Innovation Authority [Member]
Commitments and Contingencies (Details) [Line Items]
Royalty payable range	3.00%
Percent of grants received paid in royalties	100.00%
Amount of royalties paid or accrued,	$ 53,288
Total research and development grants	48,403
Accumulated interest, grants	23,489
Accumulated royalties paid	18,604
Royalty expenses	$ 1,209	$ 1,127	$ 990
Israeli Ministry of Trade [Member]
Commitments and Contingencies (Details) [Line Items]
Royalty payable range	3.00%
Grant approved over a period	5 years
BIRD-F [Member]
Commitments and Contingencies (Details) [Line Items]
Accumulated royalties paid	$ 423
Proceeds from grants received	340
Linkage to CPI	627
Pay royalties up to an amount	$ 941	$ 518